Operations (Details)	12 Months Ended
Dec. 31, 2025
Copel Geracao e Transmissao SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Copel Geração e Transmissão S.A. (Copel GeT)
Domicile of entity	Curitiba/PR
Description of nature of entity's operations and principal activities	Production and transmission of electricity
Proportion of ownership interest in subsidiary	100.00%
Investor	Copel
Copel DIS
Disclosure of subsidiaries [line items]
Name of subsidiary	Copel Distribuição S.A. (Copel DIS)
Domicile of entity	Curitiba/PR
Description of nature of entity's operations and principal activities	Distribution of electricity
Proportion of ownership interest in subsidiary	100.00%
Investor	Copel
Copel Servicos S A Copel S E R [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Copel Serviços S.A. (Copel SER)
Domicile of entity	Curitiba/PR
Description of nature of entity's operations and principal activities	Service provision
Proportion of ownership interest in subsidiary	100.00%
Investor	Copel
Copel Comercializacao SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Copel Comercialização S.A. (Copel COM)
Domicile of entity	Curitiba/PR
Description of nature of entity's operations and principal activities	Commercialization of electricity
Proportion of ownership interest in subsidiary	100.00%
Investor	Copel
Elejor Centrais Eletricasdo Rio Jordao S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Elejor – Centrais Elétricas do Rio Jordão S.A.
Domicile of entity	Curitiba/PR
Description of nature of entity's operations and principal activities	Production of electricity
Proportion of ownership interest in subsidiary	70.00%
Investor	Copel
Sao Bento Energia Investimentose Participacoes S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	São Bento Energia, Investimentos e Participações S.A. (São Bento)
Domicile of entity	Curitiba/PR
Description of nature of entity's operations and principal activities	Control and management of interests
Proportion of ownership interest in subsidiary	100.00%
Investor	Copel GeT
Nova Asa Branca I Energias Renovaveis S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Nova Asa Branca I Energias Renováveis S.A.
Domicile of entity	S. Miguel do Gostoso/RN
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	Copel GeT
Nova Asa Branca I I Energias Renovaveis S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Nova Asa Branca II Energias Renováveis S.A.
Domicile of entity	Parazinho/RN
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	Copel GeT
Nova Asa Branca I I I Energias Renovaveis S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Nova Asa Branca III Energias Renováveis S.A.
Domicile of entity	Parazinho/RN
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	Copel GeT
Nova Eurus I V Energias Renovaveis S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Nova Eurus IV Energias Renováveis S.A.
Domicile of entity	Touros/RN
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	Copel GeT
Santa Maria Energias Renovaveis S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Santa Maria Energias Renováveis S.A.
Domicile of entity	Maracanaú/CE
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	Copel GeT
Santa Helena Energias Renovaveis S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Santa Helena Energias Renováveis S.A.
Domicile of entity	Maracanaú/CE
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	Copel GeT
Ventosde Santo Uriel S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Ventos de Santo Uriel S.A.
Domicile of entity	João Câmara/RN
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	Copel GeT
Cutia Empreendimentos Eolicos S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cutia Empreendimentos Eólicos S.A. (Cutia)
Domicile of entity	Curitiba/PR
Description of nature of entity's operations and principal activities	Control and management of interests
Proportion of ownership interest in subsidiary	100.00%
Investor	Copel GeT
Brownfield Investment Holding L Itda One [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Brownfield Investment Holding Ltda. (Brownfield)
Domicile of entity	Curitiba/PR
Description of nature of entity's operations and principal activities	Control and management of interests
Proportion of ownership interest in subsidiary	100.00%
Investor	Copel GeT
Ventos D E Serra Do Mel B S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Ventos de Serra do Mel B S.A. (Serra do Mel)
Domicile of entity	Serra do Mel/RN
Description of nature of entity's operations and principal activities	Control and management of interests
Proportion of ownership interest in subsidiary	68.80%
Investor	Copel GeT
Ventos D E Serra Do Mel B S A One [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	31.20%
Investor	Brownfield
Aventura Holding S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Aventura Holding S.A. (Aventura)
Domicile of entity	Curitiba/PR
Description of nature of entity's operations and principal activities	Control and management of interests
Proportion of ownership interest in subsidiary	100.00%
Investor	Copel GeT
S R M N Holding S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	SRMN Holding S.A. (SRMN)
Domicile of entity	Curitiba/PR
Description of nature of entity's operations and principal activities	Control and management of interests
Proportion of ownership interest in subsidiary	100.00%
Investor	Copel GeT
Costa Oeste Transmissorade Energia S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Costa Oeste Transmissora de Energia S.A.
Domicile of entity	Curitiba/PR
Description of nature of entity's operations and principal activities	Transmission of electricity
Proportion of ownership interest in subsidiary	100.00%
Investor	Copel GeT
Marumbi Transmissorade Energia S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Marumbi Transmissora de Energia S.A.
Domicile of entity	Curitiba/PR
Description of nature of entity's operations and principal activities	Transmission of electricity
Proportion of ownership interest in subsidiary	100.00%
Investor	Copel GeT
Uirapuru Transmissora De Energia S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Uirapuru Transmissora de Energia S.A
Domicile of entity	Curitiba/PR
Description of nature of entity's operations and principal activities	Transmission of electricity
Proportion of ownership interest in subsidiary	100.00%
Investor	Copel GeT
Mata de Santa Genebra Transmissão S.A. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Mata de Santa Genebra Transmissão S.A.
Domicile of entity	Curitiba/PR
Description of nature of entity's operations and principal activities	Transmission of electricity
Proportion of ownership interest in subsidiary	100.00%
Investor	Copel GeT
Bela Vista Geracaode Energia S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Bela Vista Geração de Energia S.A.
Domicile of entity	Curitiba/PR
Description of nature of entity's operations and principal activities	Production of electricity
Proportion of ownership interest in subsidiary	100.00%
Investor	Copel GeT
F D A Geracao De Energia Eletrica S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	F.D.A. Geração de Energia Elétrica S.A. (FDA)
Domicile of entity	Curitiba/PR
Description of nature of entity's operations and principal activities	Production of electricity
Proportion of ownership interest in subsidiary	100.00%
Investor	Copel GeT
Jandaira I Energias Renovaveis S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Jandaíra I Energias Renováveis S.A.
Domicile of entity	Curitiba/PR
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	Copel GeT
Jandaira I I Energias Renovaveis S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Jandaíra II Energias Renováveis S.A.
Domicile of entity	Curitiba/PR
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	Copel GeT
Jandaira I I I Energias Renovaveis S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Jandaíra III Energias Renováveis S.A.
Domicile of entity	Curitiba/PR
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	Copel GeT
Jandaira I V Energias Renovaveis S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Jandaíra IV Energias Renováveis S.A.
Domicile of entity	Curitiba/PR
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	Copel GeT
Eol Potiguar B 61 S P E S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Eol Potiguar B61 SPE S.A.(a)
Domicile of entity	Serra do Mel/RN
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	Copel GeT
G E Olho Dagua S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GE Olho D’Água S.A.
Domicile of entity	São Bento do Norte/RN
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	São Bento
G E Boa Vista S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GE Boa Vista S.A.
Domicile of entity	São Bento do Norte/RN
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	São Bento
G E Farol S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GE Farol S.A.
Domicile of entity	São Bento do Norte/RN
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	São Bento
G E Sao Bentodo Norte S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GE São Bento do Norte S.A.
Domicile of entity	São Bento do Norte/RN
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	São Bento
Central Geradora Eolica Sao Bentodo Norte I S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Central Geradora Eólica São Bento do Norte I S.A.
Domicile of entity	São Bento do Norte/RN
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	Cutia
Central Geradora Eolica Sao Bentodo Norte I I S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Central Geradora Eólica São Bento do Norte II S.A.
Domicile of entity	São Bento do Norte/RN
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	Cutia
Central Geradora Eolica Sao Bentodo Norte I I I S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Central Geradora Eólica São Bento do Norte III S.A.
Domicile of entity	São Bento do Norte/RN
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	Cutia
Central Geradora Eolica Sao Miguel I S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Central Geradora Eólica São Miguel I S.A.
Domicile of entity	São Bento do Norte/RN
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	Cutia
Central Geradora Eolica Sao Miguel I I S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Central Geradora Eólica São Miguel II S.A.
Domicile of entity	São Bento do Norte/RN
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	Cutia
Central Geradora Eolica Sao Miguel I I I S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Central Geradora Eólica São Miguel III S.A.
Domicile of entity	São Bento do Norte/RN
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	Cutia
Usinade Energia Eolica Guajiru S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Usina de Energia Eólica Guajiru S.A.
Domicile of entity	São Bento do Norte/RN
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	Cutia
Usinade Energia Eolica Jangada S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Usina de Energia Eólica Jangada S.A.
Domicile of entity	São Bento do Norte/RN
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	Cutia
Usinade Energia Eolica Potiguar S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Usina de Energia Eólica Potiguar S.A.
Domicile of entity	São Bento do Norte/RN
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	Cutia
Usinade Energia Eolica Cutia S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Usina de Energia Eólica Cutia S.A.
Domicile of entity	São Bento do Norte/RN
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	Cutia
Usinade Energia Eolica Maria Helena S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Usina de Energia Eólica Maria Helena S.A.
Domicile of entity	São Bento do Norte/RN
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	Cutia
Usinade Energia Eolica Esperancado Nordeste S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Usina de Energia Eólica Esperança do Nordeste S.A.
Domicile of entity	São Bento do Norte/RN
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	Cutia
Usinade Energia Eolica Paraisodos Ventosdo Nordeste S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Usina de Energia Eólica Paraíso dos Ventos do Nordeste S.A.
Domicile of entity	São Bento do Norte/RN
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	Cutia
Eol Potiguar B 141 S P E S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Eol Potiguar B141 SPE S.A.
Domicile of entity	Serra do Mel/RN
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	Serra do Mel
Eol Potiguar B 142 S P E S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Eol Potiguar B142 SPE S.A.
Domicile of entity	Serra do Mel/RN
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	Serra do Mel
Eol Potiguar B 143 S P E S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Eol Potiguar B143 SPE S.A.
Domicile of entity	Serra do Mel/RN
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	Serra do Mel
Eol Ventosde Vila Paraiba I V S P E S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Eol Ventos de Vila Paraíba IV SPE S.A.
Domicile of entity	Serra do Mel/RN
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	Serra do Mel
Central Eolica Aventura I I S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Central Eólica Aventura II S.A.
Domicile of entity	Curitiba/PR
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	Aventura
Central Eolica Aventura I I I S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Central Eólica Aventura III S.A.
Domicile of entity	Curitiba/PR
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	Aventura
Central Eolica Aventura I V S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Central Eólica Aventura IV S.A.
Domicile of entity	Curitiba/PR
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	Aventura
Central Eolica Aventura V S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Central Eólica Aventura V S.A.
Domicile of entity	Curitiba/PR
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	Aventura
Central Eolica S R M N I S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Central Eólica SRMN I S.A.
Domicile of entity	Curitiba/PR
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	SRMN
Central Eolica S R M N I I S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Central Eólica SRMN II S.A.
Domicile of entity	Curitiba/PR
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	SRMN
Central Eolica S R M N I I I S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Central Eólica SRMN III S.A.
Domicile of entity	Curitiba/PR
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	SRMN
Central Eolica S R M N I V S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Central Eólica SRMN IV S.A.
Domicile of entity	Curitiba/PR
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	SRMN
Central Eolica S R M N V S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Central Eólica SRMN V S.A.
Domicile of entity	Curitiba/PR
Description of nature of entity's operations and principal activities	Production of electricity from wind sources
Proportion of ownership interest in subsidiary	100.00%
Investor	SRMN